Long-Term Debt and Bonds, Secured Term Loans - Nordea Bank (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 04, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-Term Debt and Bonds [Abstract]
Proceeds from loan agreement		$ 119,392	$ 0	$ 2,141
Nordea Bank Secured Term Loan [Member]
Long-Term Debt and Bonds [Abstract]
Balance outstanding	$ 17,859
Borrowing capacity	20,000
Proceeds from loan agreement	$ 2,141
Term		5 years